Document And Entity Information	Sep. 15, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Sep. 15, 2026
Entity Registrant Name	Avidia Bancorp, Inc.
Entity Central Index Key	0002058758
Entity Emerging Growth Company	true
Entity File Number	001-42775
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	33-4239888
Entity Address, Address Line One	42 Main Street
Entity Address, City or Town	Hudson
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01749
City Area Code	800
Local Phone Number	5082265
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	AVBC
Security Exchange Name	NYSE
Amendment Description